Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and Equipment, Net
Note 4. Property and Equipment, net
As of December 31, 2022 and 2021, property and equipment, net consisted of the following
(in thousands)
:

	December 31,
	2022	2021
Furniture and fixtures	$96	$90
Equipment and vehicle	160	154
Internal-use software	434	458
Leasehold improvements	656	622

Property and equipment, gross	1,346	1,324
Accumulated depreciation	(722)	(621)

Property and equipment, net	$624	$703

The Company recorded depreciation expense on property and equipment of $0.4 million and $0.4 million for the years ended December 31, 2022 and 2021, respectively, which was recognized as a component of depreciation and amortization expense in the accompanying Consolidated Statements of Operations. During the year ended December 31, 2022, the Company wrote off $0.3 million of fully depreciated assets, including $0.2 million of internally developed software. During the year ended December 31, 2021, the Company returned two planes to the Lessor that had leasehold improvements upon the lease termination. The leasehold improvements resulted in a loss on disposal of assets of $0.1 million for the year ended December 31, 2021.

Southern Airways Corporation
Property, Plant and Equipment [Line Items]
Property and Equipment, Net
Note 7. Property and Equipment, net
Property and equipment, net, consists of the following (
in thousands
):

	June 30, 2023	December 31, 2022
Aircraft, equipment and rotable spares	$37,564	$37,566
Office, vehicles and ground equipment	2,270	2,439
Leasehold improvements	2,355	2,309

Property and equipment, gross	42,189	42,314
Accumulated depreciation	(7,249)	(5,760)

Property and equipment, net	$34,940	$36,554

The Company recorded depreciation expense of $800 thousand and $530 thousand for the three months ended June 30, 2023 and 2022, respectively. The Company recorded depreciation expense of $1.6 million and $934 thousand for the six months ended June 30, 2023 and 2022, respectively. Depreciation expense is recognized as a component of Depreciation and Amortization expense in the accompanying Condensed Consolidated Statement of Operations.
For the three and six months ended June 30, 2023 there was a gain of $342 thousand on the sale of an aircraft. For the three and six months ended June 30, 2022, any gain or loss on disposal of property and equipment was not material.

Note 7. Property and Equipment, net
Property and equipment, net, consists of the following (
in thousands
):

	December 31,
	2022	2021
Aircraft, equipment, and rotable spares	$37,566	$14,622
Office, vehicles and ground equipment	2,439	1,651
Leasehold improvements	2,309	1,658

Property and equipment, gross	42,314	17,931
Accumulated depreciation	(5,760)	(3,636)

Property and equipment, net	$36,554	$14,295

During
the year ended December 31, 2022, the Company purchased a total of fourteen aircraft in several transactions described as follows:

•
In April 2022, the Company purchased a total of three previously leased aircraft from a lessor for $1.6 million per aircraft. The Company financed one of the aircraft purchases with the Clarus Tranche 2 Note and the other two aircraft purchases with the Clarus Tranche 3 Note.

•
In April 2022, the Company purchased a total of three aircraft and a spare aircraft engine as part of the Air Choice One Acquisition, for a total purchase consideration of $4.2 million. The transaction was financed by the Clarus Tranche 1 Note.

•
In May 2022, the Company purchased one aircraft for approximately $2.8 million from Tecnam S.p.A (“Tecnam”) to carry out the inter-island scheduled and chartered air service between Guam and CNMI in relation to Marianas. Marianas paid $1.0 million in cash. The Company financed the remaining with a $1.8 million Promissory Note issued to Tecnam.

•	In June 2022, the Company purchased one aircraft for approximately $1.8 million, for which the Company paid $0.1 million in cash and financed the remainder through the Clarus Tranche 3 Note.

•	In June 2022, the Company purchased a total of four aircraft for a total consideration of $4.5 million. The Company financed the purchase of all four aircraft with the Clarus Tranche 3 Note.

•
In July 2022, the Company purchased one aircraft for approximately $2.8 million, where the Company paid $250 thousand in cash. Marianas, the Company’s joint venture paid $200 thousand in cash. MP Enterprises, LLC, the joint venture’s partner in Marianas paid $350 thousand in cash. The Company financed the remainder with Tecnam, the seller of the aircraft.

•	In August 2022, the Company purchased one aircraft for approximately $2.9 million. The Company financed the purchase with the Clarus Tranche 4 Note.
The Company recorded depreciation expense of $2.4 million and $1.3 million for the year ended December 31, 2022 and 2021, respectively, which was recognized as a component of Depreciation and Amortization expense in the accompanying Consolidated Statement of Operations. For the years ended December 31, 2022 and 2021, the gain or loss on disposal of property and equipment was not material.